Other assets	12 Months Ended
Dec. 31, 2021
Other assets [abstract]
Disclosure of other assets [text block]
10 Other assets
Other
non-current
assets
Other
non-current
assets include the following:

Investments in convertible loans	As of December 31,
in 000€	2021	2020	2019
Convertible loan	3,560	6,203	2,750
Total	3,560	6,203	2,750
The Group granted a convertible loan to Fluidda in January 2019, with a notional amount of K€2,500. The convertible loan is accounted for as a financial asset measured at fair value with changes in fair value through the income statement. The carrying value of the convertible loan amounts to K€3,560 at December 31, 2021. The convertible loan has a duration of 7 years with a 10% annual interest rate which is capitalized. We refer to Note 3 and Note 20.

Investments in non-listed equity instruments	As of December 31,
in 000€	2021	2020	2019
Non-listed equity investments	399	3,842	3,046
Total	399	3,842	3,046
At December 31, 2021, the Group remeasured the fair value of its equity investment in Essentium, Inc. to zero, recognizing a K€3,443 fair value adjustment in other comprehensive income. We refer to Note 3 and Note 20.
In addition, Materialise continues to hold an equity investment in AM Danube BV (holding company for AM Flow Holding BV), which had a fair value of K€307 at December 31, 2021. We also refer to Note 3 and Note 20.
The remainder of K€92 relates to an investment in the African Drive NV, which runs the African Drive project in Benin.

Other non-current assets	As of December 31,
in 000€	2021	2020	2019
Tax credits	4,044	3,381	3,015
Guarantees and deposits	447	528	415
Non-current receivable on joint venture	—	—	138
Loan to Link3D incl capitalized interest	2,249	—	—
LT deferred charges	741	—	—
Other	38	184	27
Total	7,519	4,093	3,595
The
non-current
tax credits mainly relate to Belgian R&D tax credits, recoverable between 2023 and 2027.
On February 3, 2021, the Group concluded an interim loan agreement with Link3D, Inc. (“Link3D”) for the principal amount of K$700. In connection wih the call option entered into as of April 9, 2021, the Group has concluded
an additional loan for the principal amount of K$1,800 million. The aggregate principal amount of
K$2,500, carries interest
based on the Prime rate

(
3.25
%
for 2021) and
has a maturity date of
April 9, 2031
.
As set out in Note 4, the Group completed the acquisition of Link3D on January 4, 2022.
Other current assets
Other current assets include the following:

	As of December 31,
in 000€	2021	2020	2019
Deferred charges	2,958	2,841	2,632
Tax credits	673	1,243	695
Accrued income	384	260	486
Other tax receivables	1,459	1,125	3,127
Grants	1,021	1,181	754
Other non-trade receivables	2,445	1,640	922
Total other current assets	8,940	8,290	8,616
The other tax receivables included Value Added Tax (VAT) receivables and corporate tax receivables.
The other non-trade receivables
 as at December 31, 2021 included the value of the option purchased by the Group to acquire Link3D, for an amount of $ 2 million.